Contingent liabilities and commitments - Summary of contingent liabilities and commitments (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of contingent liabilities [line items]
Notional contract amount	£ 64,625,859	£ 52,342,870
Contingent liabilities and financial guarantees
Disclosure of contingent liabilities [line items]
Notional contract amount	26,829	25,800
Commitments
Disclosure of contingent liabilities [line items]
Notional contract amount	337,935	334,977
Carried at fair value | Contingent liabilities and financial guarantees
Disclosure of contingent liabilities [line items]
Notional contract amount	1,266	1,423
Carried at fair value | Commitments
Disclosure of contingent liabilities [line items]
Notional contract amount	15,203	13,471
Guarantees and letters of credit pledged as collateral security | Contingent liabilities and financial guarantees
Disclosure of contingent liabilities [line items]
Notional contract amount	17,578	17,700
Performance guarantees, acceptances and endorsements | Contingent liabilities and financial guarantees
Disclosure of contingent liabilities [line items]
Notional contract amount	9,251	8,100
Documentary credits and other short-term trade related transactions | Commitments
Disclosure of contingent liabilities [line items]
Notional contract amount	2,352	1,748
Standby facilities, credit lines and other commitments | Commitments
Disclosure of contingent liabilities [line items]
Notional contract amount	£ 335,583	£ 333,229